Subsequent Events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

The Board approved Restricted Stock grants of the Company’s common stock in the aggregate amount of 1,550,000 shares including shares of the Company’s restricted stock to the following named executive officers and directors in the following amounts:

Name	Title	Number of Shares of Restricted Stock
Brad J. Pyatt	Co-Chairman, CEO and President	350,000
L. Gary Davis	Chief Financial Officer	200,000
John H. Bluher	Co-Chairman and Executive Vice President	150,000
Richard Estalella	Chief Operating Officer	100,000
Jeremy R. DeLuca	Executive Vice President – Chief Marketing Officer	225,000
Cory J. Gregory	Executive Vice President	150,000
Michael Doron	Director	25,000
James Greenwell	Director	25,000
Donald W. Prosser	Director	25,000

Schedule Of Proforma Balance Sheet [Table Text Block]

An unaudited pro-forma balance sheet showing the effect of these capital raises is shown below:

	December 31, 2012	Total Adjustment (unaudited)	Pro Forma (unaudited)
Assets
Assets:
Cash	$-	$6,296,669	$6,296,669
Current assets	4,949,881	-	4,949,881
Non-current assets	1,816,846	-	1,816,846
Total assets	$6,766,727	$6,296,669	$13,063,396
Liabilities and Stockholders’ Deficit
Liabilities:
Current liabilities	$16,520,456	$(8,238,165)	$8,282,291
Non-current liabilities	4,523	-	4,523
Total Liabilities	$16,524,979	$(8,238,165)	$8,286,814
Stockholders’ Deficit:
Series A, Convertible Preferred Stock	-	-	-
Series B, Preferred Stock	-	-	-
Series C, Convertible Preferred Stock	-	-	-
Series D, Convertible Preferred Stock	-	324	324
Common Stock	2,778	2,972	5,750
Treasury Stock, at cost	(460,978)	-	(460,978)
Additional paid-in capital	54,817,341	16,698,755	71,516,096
Accumulated deficit	(64,109,476)	(2,167,217)	(66,276,693)
Accumulated other comprehensive income	(7,917)	-	(7,917)
Total Stockholders’ Deficit	(9,758,252)	14,534,834	4,776,582
Total Liabilities and Stockholders’ Deficit	$6,766,727	$6,296,669	$13,063,396

Schedule Of Issued And Diluted Shares [Table Text Block]

At March 29, 2013 the Company’s issued and diluted shares were as follows:

Shares issued and outstanding at December 31, 2012	2,747,308
Series D Preferred Stock converted to Common Stock through March 29, 2013	2,352,250

Net shares issued through March 29, 2013	1,667,089
Shares issued and outstanding at March 29, 2013	6,776,647
Series D Preferred Stock not yet converted	647,750
Shares awaiting authorization for issuance	307,506
Unvested executive stock awards	86,275
Fully Diluted as of March 29, 2013	7,818,178